UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY               May 2, 2008
----------------------            -------------            -----------------
[Signature]                       [City, State]                 [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


                                                        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA-ES Inc                          common      005208103      380    46046 SH         SOLE                  46046
Agrium Inc                          common      008916108    15527   250000 SH         SOLE                 250000
Alliance Fiber Optic Products       common      018680108       64    50000 SH         SOLE                  50000
Alliance Holdings GP                common      01861g100      229    10000 SH         SOLE                  10000
Alliance Resource Partners          common      01877R108      252     7200 SH         SOLE                   7200
Alpha Natural Resources Inc         common      02076X102    69301  1595325 SH         SOLE                1595325
American Electric Power Co., I      common      025537101      416    10000 SH         SOLE                  10000
American Tower Corp. (Class A)      common      029912201     1478    37700 SH         SOLE                  37700
Archer-Daniels-Midland Company      common      039483102      617    15000 SH         SOLE                  15000
BPZ Resources                       common      055639108    33005  1518867 SH         SOLE                1518867
CF Industries, Inc                  common      125269100    31324   302300 SH         SOLE                 302300
Calpine Corporation (New)           common      131347304    24753  1343806 SH         SOLE                1343806
Ceragon Netwoks                     common      2616148        378    40000 SH         SOLE                  40000
Chesapeake Energy Corp              common      165167107      461    10000 SH         SOLE                  10000
Chicago Bridge & Iron               common      167250109     7045   179525 SH         SOLE                 179525
China Enterprises Ltd.              common      G2109M100      131   436375 SH         SOLE                 436375
Cia Vale Do Rio Doce - ADR          common      204412209    15612   450700 SH         SOLE                 450700
Cisco Systems Inc.                  common      17275R102     2409   100000 SH         SOLE                 100000
Devon Energy Corp.                  common      25179M103     1408    13500 SH         SOLE                  13500
Enbridge Energy Parnters LP         common      29250r106      475    10000 SH         SOLE                  10000
Entergy Corp.                       common      29364G103     1091    10000 SH         SOLE                  10000
Enterprise Products Partners        common      293792107      297    10000 SH         SOLE                  10000
Essex Property Trust                common      297178105    11398   100000 SH         SOLE                 100000
Exelon Corp                         common      30161n101     8127   100000 SH         SOLE                 100000
Fannie Mae                          common      313586109      395    15000 SH         SOLE                  15000
Far East Energy Corp                common      307325100      360   800000 SH         SOLE                 800000
Federal Home Loan Mtg Corp.         common      313400301      380    15000 SH         SOLE                  15000
Finisar                             common      31787a101     9397  7341050 SH         SOLE                7341050
Foundation Coal Holdings            common      35039w100     1007    20000 SH         SOLE                  20000
Franklin Telecommunications         common      354727208       31    14286 SH         SOLE                  14286
Freeport-McMoRan Copper & Gold      common      35671D857    43001   446900 SH         SOLE                 446900
Gafisa S.A.                         common      362607301      834    25000 SH         SOLE                  25000
Helmerich & Payne, Inc.             common      423452101      469    10000 SH         SOLE                  10000
International Game Technology       common      459902102    12063   300000 SH         SOLE                 300000
Joy Global Inc                      common      481165108     6869   105415 SH         SOLE                 105415
K-Sea Transportation Partner        common      48268Y101      247     7000 SH         SOLE                   7000
MBIA Inc.                           common      55262C100      122    10000 SH         SOLE                  10000
MasterCard, Inc.                    common      57636q104    44598   200000 SH         SOLE                 200000


                                                   FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Microsoft Corp.                     common      594918104    42823  1508900 SH         SOLE                1508900
Monsanto Co.                        common      61166W101    24552   220200 SH         SOLE                 220200
Mosaic Company                      common      61945A107   120673  1176150 SH         SOLE                1176150
Myriad Genetics Inc.                common      62855J104     1007    25000 SH         SOLE                  25000
NTELOS Holdings                     common      67020q107      242    10000 SH         SOLE                  10000
National Oilwell Varco Inc.         common      637071101     2931    50200 SH         SOLE                  50200
Nuance Communications, Inc.         common      67020Y100     1654    95000 SH         SOLE                  95000
Penn Virginia Resource Partn        common      707884102      748    30000 SH         SOLE                  30000
Petrohawk Energy                    common      716495106      403    20000 SH         SOLE                  20000
Petroleo Brasileiro SA Sponsor      common      71654v408      511     5000 SH         SOLE                   5000
Pinnacle Entertainment Inc.         common      723456109      128    10000 SH         SOLE                  10000
Potash Corp Of Saskatchewan         common      73755L107   126752   816650 SH         SOLE                 816650
Praxair, Inc.                       common      74005P104     4211    50000 SH         SOLE                  50000
Research In Motion                  common      760975102    12357   110100 SH         SOLE                 110100
Rio Tinto plc                       common      767204100    28870    70100 SH         SOLE                  70100
Ryder System, Inc.                  common      783549108     6091   100000 SH         SOLE                 100000
SBA Communications Corp             common      78388j106     8147   273105 SH         SOLE                 273105
Sigma Aldrich Corp.                 common      826552101     2982    50000 SH         SOLE                  50000
Smith Micro Software                common      832154108     1178   192500 SH         SOLE                 192500
Tesco Corp.                         common      88157k101     2326    97100 SH         SOLE                  97100
Teva Pharmaceutical (ADR)           common      881624209     2325    50336 SH         SOLE                  50336
Ultrashort QQQQ Proshares           common      74347r875      497    10000 SH         SOLE                  10000
Union Pacific Corp.                 common      907818108     5216    41600 SH         SOLE                  41600
Unit Corp.                          common      909218109      957    16900 SH         SOLE                  16900
Valence Technology                  common      918914102       44    10000 SH         SOLE                  10000
Verisign Inc.                       common      92343E102     3324   100000 SH         SOLE                 100000
Wal-Mart Stores, Inc.               common      931142103      527    10000 SH         SOLE                  10000
Yahoo Inc.                          common      984332106    14465   500000 SH         SOLE                 500000
Yamana Gold                         common      98462y100     8329   569700 SH         SOLE                 569700
ZCL Composites                      common      988909107      385    46400 SH         SOLE                  46400
ishares MSCI Brazil                 common      464286400     1541    20000 SH         SOLE                  20000
Bunge July 08 100 Call              calls       g169629gt     1080     2000 SH  call   SOLE                   2000
Bunge July 08 90 Call               calls       g169629gr     2850     3000 SH  call   SOLE                   3000
Potash June 08 140 Call             calls       73755l9fh     8044     3118 SH  call   SOLE                   3118